Cover Page	May 27, 2020
Entity Listings [Line Items]
Document Type	8-K
Document Period End Date	May 27, 2020
Entity Registrant Name	HP Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	1-4423
Entity Tax Identification Number	94-1081436
Entity Address, Address Line One	1501 Page Mill Road,
Entity Address, City or Town	Palo Alto,
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94304
City Area Code	650
Local Phone Number	857-1501
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000047217
Common Stock [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Common stock, par value $0.01 per share
Trading Symbol	HPQ
Security Exchange Name	NYSE
Rights [Member]
Entity Listings [Line Items]
Title of 12(b) Security	Preferred Share Purchase Rights
Security Exchange Name	NYSE
No Trading Symbol Flag	false